Short-Term Borrowings - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-Term Borrowings
Cash and time deposits	$ 164,000	$ 164,000
Unused Credit Lines Amount, Expired Amount	24,001
Debt Instrument Collateral Amounts	$ 136,000